LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
LOSS PER SHARE

15.  LOSS PER SHARE

The following table presents GFL’s loss per share for the periods indicated:

	Year ended December 31,
	2023	2022
Net income (loss) attributable to GFL Environmental Inc.	$45.4	$(311.8)

Less:
Net loss from discontinued operations	—	(127.9)
Amounts attributable to preferred shareholders	92.2	83.0
Adjusted net loss from continuing operations	(46.8)	(266.9)

Weighted and diluted weighted average number of shares outstanding	369,656,237	367,170,911

Basic and diluted loss per share
Continuing operations	$(0.13)	$(0.73)
Discontinued operations	—	(0.35)
Total operations	$(0.13)	$(1.08)

Basic and diluted loss per share includes the minimum conversion of TEUs into subordinate voting shares, which represented nil subordinate voting shares as at December 31, 2023 (25,665,433 subordinate voting shares as at December 31, 2022). Diluted loss per share excludes anti-dilutive effects of time-based share options, RSUs, Preferred Shares (defined below), and any amount of subordinate voting shares arising from the conversion of TEUs in excess of the minimum conversion.